Fair value estimates (Tables)	12 Months Ended
Dec. 31, 2021
Classification of financial assets and liabilities in the fair value hierarchy

				2021
	Note	Level 1	Level 2	Total
Assets
Derivative financial instruments	16 (a)	-	16,394	16,394
Trade accounts receivables		-	146,205	146,205
Investments in equity instruments (i)		3,723	-	3,723
		3,723	162,599	166,322
Liabilities
Derivative financial instruments	16 (a)	-	22,925	22,925
Loans and financings designated at fair value (ii)		-	88,677	88,677
		-	111,602	111,602

				2020
	Note	Level 1	Level 2	Total
Assets
Derivative financial instruments	16 (a)	-	31,980	31,980
Trade accounts receivables		-	164,770	164,770
		-	196,750	196,750
Liabilities
Derivative financial instruments	16 (a)	-	26,874	26,874
Loans and financings designated at fair value (ii)		-	201,558	201,558
		-	228,432	228,432

(i)	The Level 1 fair value amount of the investments in equity instruments is determined using the share´s quotation as of the last day of the reporting period.
(ii)	As explained above, certain loans and financings are measured at fair value. The carrying amount of other financial instruments measured at amortized cost do not differ significantly from their fair value.